Accounts Receivable	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of March 31, 2020 and 2019:

	As of March 31,
	2020	2019

Accounts receivable – third parties	$3,439,799	$4,037,208
Accounts receivable – related parties	483,628	210,268
Total accounts receivable, gross	3,923,427	4,247,476
Less: allowance for doubtful accounts	(103,990)	(66,917)
Accounts receivable, net	$3,819,437	$4,180,559

For the years ended March 31, 2020 and 2019, the Company record bad debt expense of $41,249 and $66,898, respectively.